Consolidated Schedule of Investments (unaudited)
March 31, 2026
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 Clarion Partners Real Estate Income Fund Inc.

(Percentages shown based on Fund net assets)
Value
Private Real Estate — 87.3%
Equity — 62.8%
Real Estate Investments — 48.9%
Healthcare — 11.7%
55 Messina Drive, Braintree, MA		$17,900,000 (a)(b)
2639 Curry Lane, Nokomis, FL		39,291,377 (a)(c)
6810 10th Street, Greeley, CO		40,505,743 (a)(c)
Denton Medical, Denton, TX		17,316,645 (a)(c)
Vitality Franklin, Franklin, TN		44,732,321 (a)(c)
Total Healthcare		159,746,086
Industrial — 24.6%
100 Friars Boulevard, West Deptford, NJ		30,300,000 (a)(b)
3828 Civic Center, Las Vegas, NV		8,600,000 (a)(b)
12000 East 56th Avenue, Denver, CO		12,200,000 (a)(b)
15550 Export Plaza Drive, Houston, TX		11,500,000 (a)
Chino Industrial Portfolio, Chino, CA		29,100,000 (a)(b)
Crossroad Logistics, Tampa, FL		18,200,000 (a)(b)
Hollywood Avenue, South Plainfield, NJ		21,200,000 (a)
Jedburg Logistics Park Building 2, Summerville, SC		26,500,000 (a)(d)
Mack Place, South Plainfield, NJ		18,000,000 (a)
Nordeast Business Center, Minneapolis, MN		19,300,000 (a)
Pacific Golden Valley, Santa Clarita, CA		63,200,000 (a)
Puyallup IOS, Puyallup, WA		7,000,000 (a)
Regional Airport Center II, Orlando, FL		18,800,000 (a)(b)
Rojas East Distribution Center, El Paso, TX		53,600,000 (a)(b)
Total Industrial		337,500,000
Mixed-Use — 2.5%
Congress Commons, Austin, TX		34,500,000 (a)(b)
Necessity Retail — 2.0%
Midtown Corner, Raleigh, NC		27,500,000 (a)(b)
Office — 2.9%
The Sheds on Charlotte, Nashville, TN		39,900,000 (a)(b)
Residential — 5.2%
Anker Haus, Charlotte, NC		18,000,000 (a)(b)
Retreat at Weaverville, Weaverville, NC		53,300,000 (a)(b)
Total Residential		71,300,000

Total Real Estate Investments (Cost — $672,085,027)		670,446,086
Stated Ownership %(e)
Investments in Non-Consolidated Joint Ventures — 13.9%
Healthcare — 1.2%
Fusion Life Science HQ, Carlsbad, CA	85.0%	15,969,742 (a)(f)
Industrial — 1.5%
456 Sullivan Avenue, South Windsor, CT	95.0%	19,863,949 (a)(f)
Residential — 11.2%
7th Street Station, Corvallis, OR	95.0%	20,039,228 (a)(f)
Gates at Marina, Marina, CA	87.5%	27,285,971 (a)(f)
Highland Station, Louisville, KY	90.0%	20,464,688 (a)(f)
Martinique Bay, Henderson, NV	80.0%	23,459,891 (a)(f)
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
			Stated Ownership %(e)	Value
Investments in Non-Consolidated Joint Ventures — continued
Residential — continued
Mosaic at Largo Station, Largo, MD			92.5%	$31,521,506 (a)(f)
San Martin, Las Vegas, NV			96.0%	31,106,856 (a)(c)(f)
Total Residential				153,878,140

Total Investments in Non-Consolidated Joint Ventures (Cost — $181,139,418)				189,711,831

Total Equity (Cost — $853,224,445)				860,157,917
	Rate	Maturity Date	Face Amount
Real Estate Lending — 24.5%
Investments in Real Estate Loans — 14.6%
Industrial — 3.7%
Agellan Portfolio III Mezzanine Loan (SOFR + 5.750%)	9.423%	7/9/27	$50,000,000	50,000,000 (a)(g)
Mixed-Use — 1.3%
Aertson Midtown Mezzanine B Loan	9.140%	4/30/26	18,000,000	17,994,222 (a)
Office — 1.0%
Memphis Logistics Mezzanine Loan (SOFR + 6.464%, 0.150% SOFR floor)	10.134%	8/9/26	14,000,000	14,000,000 (a)(g)
Residential — 8.6%
Pearl at Boulder Creek Senior Loan (SOFR + 3.400%, 3.500% SOFR floor)	7.068%	3/1/28	46,009,524	46,009,524 (a)(g)
The Biltmore Mezzanine Loan (SOFR + 7.250%, 3.000% SOFR floor)	10.930%	4/11/26	43,000,000	43,000,000 (a)(g)
The Lodge Mezzanine Loan	7.400%	7/1/27	21,400,000	21,400,000 (a)
The Parker off Pearl Mezzanine Loan	7.400%	7/1/27	8,100,000	8,100,000 (a)
Total Residential				118,509,524

Total Investments in Real Estate Loans (Cost — $200,509,524)				200,503,746
Senior Lending — 8.5%
Industrial — 8.5%
73rd and Washington Senior Loan (SOFR + 6.000%, 3.000% SOFR floor)	9.668%	6/1/26	23,366,267	23,366,267 (a)(g)
National IOS Portfolio Senior Loan (SOFR + 3.700%, 3.500% SOFR floor)	7.370%	3/26/27	66,500,000	66,500,000 (a)(g)
Summit at Surprise Senior Loan (SOFR + 5.000%, 5.329% SOFR floor)	10.329%	9/1/26	26,430,539	26,430,539 (a)(g)

Total Senior Lending (Cost — $116,296,806)				116,296,806
Preferred Equity — 1.4%
Residential — 1.4%
Avilla Enclave	10.125%	3/13/33	10,672,455	10,672,455 (a)
Avilla Suncoast (SOFR + 6.750%, 4.620% SOFR floor)	11.370%	3/29/33	8,647,114	8,647,114 (a)(g)

Total Preferred Equity (Cost — $19,319,569)				19,319,569

Total Real Estate Lending (Cost — $336,125,899)				336,120,121

Total Private Real Estate (Cost — $1,189,350,344)				1,196,278,038
Publicly-Traded Real Estate Securities — 17.1%
Collateralized Mortgage Obligations(h) — 13.8%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.089%	9/15/34	2,130,000	2,088,933 (i)(j)
A10 Issuer LLC, 2025-FL6 A (1 mo. Term SOFR + 1.465%)	5.138%	5/15/42	2,500,000	2,497,596 (i)(j)
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	1,470,000	1,464,753 (i)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	747,188	750,602 (i)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 D (1 mo. Term SOFR + 3.293%)	6.968%	1/20/43	1,170,000	1,170,168 (i)(j)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 E (1 mo. Term SOFR + 3.942%)	7.617%	1/20/43	720,000	720,452 (i)(j)
AREIT, 2025-CRE11 A (1 mo. Term SOFR + 1.550%)	5.228%	7/25/43	2,580,000	2,583,014 (i)(j)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.020%	12/15/36	1,700,000	1,609,773 (i)(j)
BANK, 2021-BN34 F	2.250%	6/15/63	850,000	417,593 (i)
BANK, 2021-BN35 H	1.662%	6/15/64	1,050,000	423,954 (i)(j)
2|
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(h) — continued
BANK, 2021-BN35 K	1.662%	6/15/64	$3,076,923	$1,167,769 (i)(j)
BANK, 2022-BNK43 E	3.000%	8/15/55	2,125,000	1,448,335 (i)
BANK, 2022-BNK44 E	4.000%	11/15/32	300,000	203,229 (i)(j)
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 E	4.501%	2/15/50	1,000,000	835,385 (i)(j)
BANK5, 2024-5YR12 F	4.802%	12/15/57	300,000	238,445 (j)
Bellemeade RE Ltd., 2025-1 M2 (30 Day Average SOFR + 3.900%)	7.562%	10/25/35	2,400,000	2,446,935 (i)(j)
BF Mortgage Trust, 2019-NYT D (1 mo. Term SOFR + 2.297%)	5.970%	12/15/35	2,985,600	2,803,866 (i)(j)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	621,512	625,184 (i)
BRAVO Residential Funding Trust, 2025-NQM1 A3	5.908%	12/25/64	578,904	581,620 (i)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	1,678,538	1,683,911 (i)
BRAVO Residential Funding Trust, 2025-NQM8 A3	5.589%	6/25/65	905,686	905,612 (i)
BRAVO Residential Funding Trust, 2026-NQM1 A3	5.205%	12/25/65	1,486,818	1,475,694 (i)
BRES Commercial Mortgage Trust, 2025-ATCAP F (1 mo. Term SOFR + 5.189%)	8.861%	11/15/42	2,000,000	1,997,159 (i)(j)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	2,000,000	1,702,618 (i)(j)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.319%	4/15/34	1,869,000	1,823,855 (i)(j)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	2,000,000	1,937,053 (i)(j)
BX Commercial Mortgage Trust, 2026-CSMO D (1 mo. Term SOFR + 2.450%)	6.123%	2/15/43	2,260,000	2,269,171 (i)(j)
Chase Mortgage Finance Corp., 2016-SH2 M4	3.750%	12/25/45	689,015	636,941 (i)(j)
CIP Commercial Mortgage Trust, 2025-SBAY E (1 mo. Term SOFR + 3.750%)	7.423%	10/15/37	2,200,000	2,199,495 (i)(j)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	3.975%	4/10/48	1,600,000	1,432,800 (j)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	11,336	11,116 (i)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	1,500,000	1,416,725 (j)
COLT Mortgage Loan Trust, 2025-11 A3	5.409%	11/25/70	1,519,900	1,514,463 (i)
COLT Mortgage Loan Trust, 2026-1 B1	6.462%	2/25/71	1,000,000	990,943 (i)(j)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.130%	8/15/48	1,832,807	1,779,312 (j)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	1,000,000	966,387 (i)(j)
CSMC Trust, 2020-FACT E (1 mo. Term SOFR + 5.476%)	9.149%	10/15/37	1,500,000	1,368,469 (i)(j)
DBWF Mortgage Trust, 2015-LCM B	3.422%	6/10/34	2,000,000	1,883,125 (i)(j)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.342%	6/18/42	1,000,000	1,001,821 (i)(j)
Dwight Issuer LLC, 2025-FL1 E (1 mo. Term SOFR + 4.938%)	8.618%	6/18/42	750,000	749,462 (i)(j)
Eagle RE Ltd., 2023-1 M1B (30 Day Average SOFR + 3.950%)	7.612%	9/26/33	1,000,000	1,023,604 (i)(j)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	8.862%	9/26/33	920,000	972,226 (i)(j)
Ellington Financial Mortgage Trust, 2025-INV1 B1	7.185%	3/25/70	750,000	753,421 (i)(j)
Ellington Financial Mortgage Trust, 2025-NQM5 B1	6.716%	11/25/70	1,395,500	1,389,426 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2021-MN1 M2 (30 Day Average SOFR + 3.750%)	7.412%	1/25/51	3,292,000	3,421,400 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2021-MN2 M2 (30 Day Average SOFR + 3.350%)	7.012%	7/25/41	2,425,431	2,432,107 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	3,546,188	512,343
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5159 IP, IO, PAC	3.000%	11/25/51	4,647,980	674,196
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	2,463,400	407,419
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	493,372	98,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.162%	9/25/54	4,417,213	4,442,913 (j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.962%	12/25/54	3,642,350	3,666,538 (j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	3,010,931	527,403
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5549 AF (30 Day Average SOFR + 1.500%)	5.162%	6/25/55	7,573,734	7,628,989 (j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	8.576%	2/25/50	750,000	824,699 (i)(j)
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.912%	10/25/33	$725,000	$914,866 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.162%	1/25/34	1,500,000	1,831,395 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	10.662%	12/25/41	640,000	660,369 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.012%	1/25/45	1,580,000	1,571,742 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA2 M2 (30 Day Average SOFR + 1.500%)	5.162%	5/25/45	1,150,000	1,152,118 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-1 M2	4.000%	1/25/56	1,495,249	1,458,529 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-4 M	4.750%	3/25/58	967,319	952,497 (i)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.107%	9/25/47	152,786	112,148 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	11.926%	7/25/49	750,000	832,036 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.126%	1/25/48	660,000	779,740 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	8.582%	9/25/47	800,000	868,523 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	8.776%	11/25/47	750,000	826,342 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.276%	9/25/49	970,000	1,078,238 (i)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2017- SC01 M2	3.657%	12/25/46	530,000	495,901 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.762%	10/25/41	500,000	504,890 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.662%	10/25/41	1,500,000	1,531,322 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	9.162%	12/25/41	695,000	711,953 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B2 (30 Day Average SOFR + 7.650%)	11.312%	1/25/42	1,000,000	1,044,401 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.662%	1/25/44	340,000	359,249 (i)(j)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1B1 (30 Day Average SOFR + 2.500%)	6.162%	2/25/44	1,000,000	1,013,841 (i)(j)
Federal National Mortgage Association (FNMA) REMIC, 2020-15 IA, IO	3.000%	3/25/50	3,407,511	483,203
Federal National Mortgage Association (FNMA) REMIC, 2021-78 CI, IO	4.500%	11/25/51	2,241,478	507,147
Federal National Mortgage Association (FNMA) REMIC, 2022-62 FM (30 Day Average SOFR + 0.650%)	4.312%	9/25/52	9,597,723	9,476,041 (j)
Federal National Mortgage Association (FNMA) REMIC, 2024-19 PI, IO, PAC	6.500%	1/25/54	2,679,771	531,413
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.069%	7/25/31	654,865	604,653 (i)(j)
FS Rialto Issuer LLC, 2025-FL10 D (1 mo. Term SOFR + 2.696%)	6.372%	8/19/42	1,000,000	997,477 (i)(j)
Government National Mortgage Association (GNMA), 2015-152 PI, IO, PAC	4.000%	10/20/45	2,355,662	466,844
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,021,199	213,816
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.377%	9/20/54	4,607,327	379,283 (j)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	10/20/55	2,178,355	210,944 (j)
4|
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(h) — continued
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	12/20/55	$2,546,122	$259,441 (j)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.154%	1/15/43	1,480,000	1,480,600 (i)(j)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.613%	10/15/42	2,000,000	1,993,062 (i)(j)
GS Mortgage Securities Corp. Trust, 2017-375H A	3.475%	9/10/37	2,500,000	2,433,646 (i)(j)
GS Mortgage Securities Trust, 2014-GC24 B	4.297%	9/10/47	803,795	778,367 (j)
GS Mortgage Securities Trust, 2015-GC28 D	4.129%	2/10/48	210,643	202,433 (i)(j)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	21,891	21,465
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	9.662%	10/25/33	500,000	537,529 (i)(j)
Home RE Ltd., 2026-1 M1C (30 Day Average SOFR + 2.600%)	6.262%	1/25/36	1,550,000	1,554,603 (i)(j)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	660,451	666,215 (i)
HOMES Trust, 2025-NQM1 A3	5.961%	1/25/70	702,736	705,030 (i)
HOMES Trust, 2026-NQM1 A2	5.053%	9/25/70	1,092,888	1,081,855 (i)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 C	4.765%	1/15/49	1,700,000	1,581,961 (j)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-FL11 E (PRIME + 0.964%)	7.714%	10/15/32	80,707	80,595 (i)(j)
JPMorgan Mortgage Trust, 2015-4 B2	3.507%	6/25/45	272,667	253,648 (i)(j)
JPMorgan Mortgage Trust, 2025-NQM5 A1	4.879%	5/25/66	1,434,747	1,424,627 (i)(j)
KIND Trust, 2021-KIND E (1 mo. Term SOFR + 3.364%)	7.040%	8/15/38	991,855	980,406 (i)(j)
KREF Ltd., 2021-FL2 C (1 mo. Term SOFR + 2.114%)	5.793%	2/15/39	928,500	916,889 (i)(j)
LHOME Mortgage Trust, 2024-RTL5 A1	5.323%	9/25/39	1,500,000	1,501,150 (i)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	500,000	505,584 (i)(j)
LHOME Mortgage Trust, 2026-RTL1 M1	5.993%	1/25/41	610,000	603,537 (i)(j)
LHOME Mortgage Trust, 2026-RTL1 M2	7.694%	1/25/41	360,000	358,456 (i)(j)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.421%	2/18/40	2,340,000	2,326,973 (i)(j)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.170%	2/18/40	360,000	357,734 (i)(j)
MF1 LLC, 2025-FL19 D (1 mo. Term SOFR + 3.440%)	7.119%	5/18/42	1,000,000	1,000,015 (i)(j)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	5.030%	2/18/41	2,650,000	2,642,479 (i)(j)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	6.594%	10/16/36	1,000,000	986,786 (i)(j)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.327%	2/19/37	2,715,000	2,721,559 (i)(j)
MF1 Trust, 2024-FL15 D (1 mo. Term SOFR + 4.038%)	7.718%	8/18/41	400,000	401,479 (i)(j)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.221%	11/18/39	1,000,000	1,001,093 (i)(j)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	500,000	467,565
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9 A3	5.321%	9/25/70	2,797,437	2,785,089 (i)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	1,310,256	1,298,751 (i)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,344,000	1,009,089 (i)
MTN Commercial Mortgage Trust, 2022-LPFL F (1 mo. Term SOFR + 5.285%)	8.965%	3/15/39	500,000	499,396 (i)(j)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.280%	1/15/39	3,000,000	2,034,552 (i)(j)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	8.866%	3/15/35	496,221	497,282 (i)(j)
New Residential Mortgage Loan Trust, 2017-1A B6	5.282%	2/25/57	1,562,484	1,456,867 (i)(j)
New Residential Mortgage Loan Trust, 2017-5A B5	5.821%	6/25/57	527,300	497,155 (i)(j)
New Residential Mortgage Loan Trust, 2017-6A B3	4.700%	8/27/57	552,730	546,179 (i)(j)
New Residential Mortgage Loan Trust, 2018-1A B6	5.590%	12/25/57	1,993,300	1,709,565 (i)(j)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	694,970	692,678 (i)
New Residential Mortgage Loan Trust, 2024-RTL1 M1	9.298%	3/25/39	270,000	270,454 (i)(j)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	9.298%	3/25/39	610,000	610,411 (i)(j)
New Residential Mortgage Loan Trust, 2025-NQM5 A3	5.464%	8/25/65	1,916,444	1,908,445 (i)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	611,633	614,769 (i)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	1,109,369	1,113,585 (i)
OBX Trust, 2025-NQM10 A3	5.706%	5/25/65	1,278,239	1,282,069 (i)
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|5

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(h) — continued
Opteum Mortgage Acceptance Corp. Trust, 2006-1 1AC1 (1 mo. Term SOFR + 0.714%)	4.393%	4/25/36	$937,725	$897,238 (j)
PFP Ltd., 2026-13 A (1 mo. Term SOFR + 1.500%)	5.180%	8/18/43	1,900,000	1,902,194 (i)(j)
PRPM LLC, 2025-RCF3 A2	5.250%	7/25/55	730,000	726,697 (i)
PRPM LLC, 2025-RCF5 A3	5.460%	10/25/55	2,000,000	1,996,719 (i)
Santander Mortgage Asset Receivable Trust, 2025-NQM2 A3	6.036%	2/25/65	841,463	845,477 (i)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.127%	11/19/42	2,850,000	2,850,189 (i)(j)
Toorak Mortgage Trust, 2024-RRTL2 B2	9.191%	9/25/39	900,000	908,332 (i)(j)
Towd Point Mortgage Trust, 2017-3 B5	3.822%	7/25/57	1,176,648	664,131 (i)(j)
TRTX Issuer Ltd., 2022-FL5 E (1 mo. Term SOFR + 4.350%)	8.028%	2/15/39	500,000	502,783 (i)(j)
UBS Commercial Mortgage Trust, 2017-C3 C	4.352%	8/15/50	1,600,000	1,510,346 (j)
UBS Commercial Mortgage Trust, 2018-C15 C	5.137%	12/15/51	650,000	620,540 (j)
Verus Securitization Trust, 2023-5 B1	7.970%	6/25/68	2,000,000	2,002,806 (i)(j)
Verus Securitization Trust, 2023-7 B1	7.898%	10/25/68	590,000	595,992 (i)(j)
Verus Securitization Trust, 2024-4 B1	7.643%	6/25/69	240,000	242,271 (i)(j)
Verus Securitization Trust, 2024-4 B2	8.001%	6/25/69	320,000	322,539 (i)(j)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,000,000	1,008,223 (i)(j)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	682,859	687,643 (i)
Verus Securitization Trust, 2025-11 A3	5.270%	11/25/70	2,887,800	2,872,547 (i)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	846,707	849,240 (i)
Verus Securitization Trust, 2025-R1 B1	6.400%	5/25/65	1,050,000	1,041,773 (i)(j)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.137%	5/15/48	435,178	425,655 (j)

Total Collateralized Mortgage Obligations (Cost — $188,892,532)				189,296,289
Asset-Backed Securities — 2.3%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	400,000	398,960 (i)(j)
AGL CLO Ltd., 2024-35A C (3 mo. Term SOFR + 1.900%)	5.570%	1/21/38	500,000	501,794 (i)(j)
AGL CLO Ltd., 2025-42A B (3 mo. Term SOFR + 1.650%)	5.319%	7/22/38	500,000	500,025 (i)(j)
AIMCO CLO Ltd., 2021-16A BR (3 mo. Term SOFR + 1.650%)	5.318%	7/17/37	500,000	500,683 (i)(j)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.038%	4/20/38	300,000	300,363 (i)(j)
Apex Credit CLO LLC, 2021-2A A2R (3 mo. Term SOFR + 1.850%)	5.518%	10/20/34	470,000	470,437 (i)(j)
Apidos CLO Ltd., 2017-28A A2R (3 mo. Term SOFR + 1.650%)	5.318%	10/20/38	750,000	749,971 (i)(j)
Apidos CLO Ltd., 2023-45A CR (3 mo. Term SOFR + 1.900%)	5.568%	7/26/38	500,000	501,206 (i)(j)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.918%	10/25/38	560,000	559,860 (i)(j)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	902,624	916,792 (i)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. Term SOFR + 1.239%)	4.229%	9/25/33	220,596	209,328 (j)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.208%	10/22/38	330,000	330,631 (i)(j)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.198%	10/22/38	120,000	120,231 (i)(j)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	1,000,000	1,015,966 (i)
CarVal CLO Ltd., 2024-3A B (3 mo. Term SOFR + 1.750%)	5.418%	10/20/37	390,000	391,360 (i)(j)
CIFC Funding Ltd., 2018-4A CR (3 mo. Term SOFR + 1.750%)	5.418%	1/17/38	500,000	500,321 (i)(j)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	1,525,532	1,442,240 (i)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	985,000	911,016 (i)
EWC Master Issuer LLC, 2022-1A A2	5.500%	3/15/52	962,500	955,617 (i)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	997,957	997,531 (i)
GoldenTree Loan Management US CLO Ltd., 2024-20A B (3 mo. Term SOFR + 1.800%)	5.468%	7/20/37	350,000	350,825 (i)(j)
Hardee’s Funding LLC, 2024-1A A2	7.253%	3/20/54	980,000	1,001,907 (i)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	479,672	472,793 (i)
HSI Asset Securitization Corp. Trust, 2005-I1 2A4 (1 mo. Term SOFR + 0.894%)	4.573%	11/25/35	334,858	317,319 (j)
Invesco US CLO Ltd., 2023-3A BR (3 mo. Term SOFR + 1.750%)	5.422%	7/15/38	470,000	470,475 (i)(j)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.068%	2/25/35	119,750	118,703 (j)
6|
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Asset-Backed Securities — continued
MetroNet Infrastructure Issuer LLC, 2025-2A C	7.830%	8/20/55	$970,000	$985,961 (i)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE6 A2 (1 mo. Term SOFR + 0.794%)	4.473%	8/25/34	2,181,347	2,072,970 (j)
Morgan Stanley ABS Capital Inc. Trust, 2005-HE2 M2 (1 mo. Term SOFR + 0.774%)	4.453%	1/25/35	915,710	901,762 (j)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	4.153%	1/26/32	824,050	781,955 (j)
Neighborly Issuer LLC, 2023-1A A2	7.308%	1/30/53	1,202,800	1,207,671 (i)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	426,309	428,674 (i)
Phantom Aviation, 2026-1A B	6.027%	1/15/51	797,073	785,603 (i)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.293%	3/25/37	592,049	489,961 (j)
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.423%	2/25/36	1,444,578	1,416,990 (j)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,000,000	1,018,683 (i)
ServiceMaster Funding LLC, 2021-1 A2II	3.113%	7/30/51	899,166	775,272 (i)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	1,000,000	965,344 (i)
Symphony CLO Ltd., 2020-24A C1R (3 mo. Term SOFR + 1.800%)	5.471%	10/23/35	330,000	328,703 (i)(j)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.798%	7/20/34	320,000	320,334 (i)(j)
Trinitas CLO Ltd., 2021-18A BR (3 mo. Term SOFR + 1.750%)	5.418%	1/20/35	470,000	467,157 (i)(j)
Trinitas CLO Ltd., 2025-32A B1 (3 mo. Term SOFR + 1.750%)	5.421%	7/23/38	470,000	470,315 (i)(j)
Voya CLO Ltd., 2025-4A C (3 mo. Term SOFR + 1.900%)	5.572%	10/15/38	330,000	329,306 (i)(j)
Wave LLC, 2019-1 A	3.597%	9/15/44	804,093	789,239 (i)
Wave LLC, 2019-1 B	4.581%	9/15/44	715,045	699,551 (i)
Willis Engine Structured Trust, 2025-A B	6.070%	6/15/50	973,260	983,850 (i)

Total Asset-Backed Securities (Cost — $31,247,819)				31,225,655
Mortgage-Backed Securities — 0.4%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/40	1,561,123	1,555,068
FNMA — 0.3%
Federal National Mortgage Association (FNMA)	4.500%	4/1/40	4,073,067	4,055,398

Total Mortgage-Backed Securities (Cost — $5,642,049)				5,610,466
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		72,596	1,761,905 (j)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		76,166	1,501,993 (j)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		62,186	1,316,478 (j)

Total Preferred Stocks (Cost — $4,895,872)				4,580,376
		Maturity Date	Face Amount
Corporate Bonds & Notes — 0.2%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,600,000	1,460,000 (i)
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|7

Consolidated Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	$600,000	$589,907 (i)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,080,000	999,342 (i)

Total Financials				1,589,249
Total Corporate Bonds & Notes (Cost — $3,260,904)				3,049,249

Total Publicly-Traded Real Estate Securities (Cost — $233,939,176)				233,762,035
Total Investments before Short-Term Investments (Cost — $1,423,289,520)				1,430,040,073
			Shares
Short-Term Investments — 3.1%
Dreyfus Government Cash Management, Institutional Shares (Cost — $42,843,277)	3.536%		42,843,277	42,843,277 (k)
Total Investments — 107.5% (Cost — $1,466,132,797)				1,472,883,350
Other Liabilities in Excess of Other Assets — (7.5)%				(102,216,206)
Total Net Assets Applicable to Common Shareholders — 100.0%				$1,370,667,144

(a)	Investment is valued using significant unobservable inputs (Note 1).
(b)	Investment is pledged as collateral pursuant to the loan agreement.
(c)	Investment is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(d)	All or a portion of this investment is pledged as collateral related to the mortgage note payable .
(e)	Stated ownership % represents the Fund’s contractual ownership in the joint venture prior to the impact of promote structures.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2026, the total market value of investments in Affiliated Companies was $189,711,831 and the cost was
$181,139,418 (Note 2).

(g)	Floating rate investment. Interest rate disclosed is as of the most recent information available.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	185	6/26	$20,881,555	$20,543,673	$337,882
8|
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
At March 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Amerant Bank N.A.	$15,250,000	1/20/31	5.028%*	1 mo. Term SOFR + 1.300%*	$(62,093)	$(154,100)	$92,007

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
1 mo. Term SOFR	3.665%
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|9

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Clarion Partners Real Estate Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares. The Fund is a Maryland corporation and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund utilizes an Umbrella Partnership Real Estate Investment Trust (“UPREIT”) structure to hold all or substantially all of its assets in an operating partnership (the “Operating Partnership”). The Operating Partnership is a Delaware limited partnership of which the Fund is the sole member of the general partner and a limited partner. At March 31, 2026, the Operating Partnership was wholly-owned by the Fund. The Board of Directors (the “Board”) authorized 700 million shares of $0.001 par value common stock.
Since the Fund commenced operations in 2019, it has operated as a tender offer fund. On November 20, 2025, the Board approved the Fund’s undertaking of certain actions necessary for the Fund to operate as an “interval fund” in reliance on Rule 23c-3 under the 1940 Act. On December 2, 2025, the Fund filed a post-effective amendment to its registration statement on Form N-2 (the “Amendment”) to include, among other things, disclosure related to the Fund’s operation as an interval fund. On February 2, 2026, the Amendment became effective and the Fund began operating as an interval fund.
The Fund’s investment objective is to provide current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities.
Generally, all investments made by the Fund or the Operating Partnership in private commercial real estate, including real property and investments in real estate loans, will be made through individual special purpose vehicles (“SPV”). Unless otherwise noted, each SPV is wholly-owned by the Fund or the Operating Partnership and this schedule of investments is the consolidated schedule of investments of the Fund, the Operating Partnership and each SPV. Investments which are joint ventures, where no party has control, are not consolidated and are carried at fair value as disclosed below.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The Fund calculates its net asset value by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Private commercial real estate
The fair values of private real estate lending investments are generally determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by considering one or more of the following criteria as appropriate: (i) interest rates for loans of comparable quality and maturity, (ii) the value of the underlying collateral and (iii) the prevailing state of the debt markets. The valuations of investments in real estate loans are prepared by independent external appraisers on a monthly basis. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in real estate loans are the selection of certain credit spreads and the loan to value ratios.
The fair values of real estate investments are generally determined by considering the income, cost and sales comparison approaches of estimating property value. The income approach estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type and nature of each property, and current and anticipated market conditions.
Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, economic conditions specific to the market in which the assets are located, and any specific rights or terms associated with the investment. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the values that would be determined by negotiations held between parties in a sale transaction.
The valuations of real estate investments are prepared by independent external appraisers. Limited scope, restricted appraisals are performed on a monthly basis and typically include a limited comparable sales analysis and a full discounted
10|
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

cash flow income approach. Annually, a full-scope, detailed appraisal report is completed and typically includes a market analysis, cost approach, sales comparison approach and an income approach containing a discounted cash flow analysis and direct capitalization method. The full-scope report is prepared by an additional third-party appraisal firm. Since appraisals consider the estimated effect of physical depreciation, historical cost depreciation and amortization on real estate related assets have been excluded from net investment income. Development costs and major renovations are capitalized as a component of cost, while routine maintenance and repairs are expensed as incurred.
Investments in non-consolidated joint ventures are stated at fair value. The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.
Real estate securities and other investments
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Valuation oversight
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio investment that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
|11

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Real Estate Investments	—	—	$670,446,086	$670,446,086
Investments in Non-Consolidated Joint Ventures	—	—	189,711,831	189,711,831
Investments in Real Estate Loans	—	—	200,503,746	200,503,746
Senior Lending	—	—	116,296,806	116,296,806
Preferred Equity	—	—	19,319,569	19,319,569
Collateralized Mortgage Obligations	—	$189,296,289	—	189,296,289
Asset-Backed Securities	—	31,225,655	—	31,225,655
Mortgage-Backed Securities	—	5,610,466	—	5,610,466
Preferred Stocks	$4,580,376	—	—	4,580,376
Corporate Bonds & Notes	—	3,049,249	—	3,049,249
Total Long-Term Investments	4,580,376	229,181,659	1,196,278,038	1,430,040,073
Short-Term Investments†	42,843,277	—	—	42,843,277
Total Investments	$47,423,653	$229,181,659	$1,196,278,038	$1,472,883,350
Other Financial Instruments:
Futures Contracts††	$337,882	—	—	$337,882
Total	$47,761,535	$229,181,659	$1,196,278,038	$1,473,221,232
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
OTC Interest Rate Swaps‡	—	$62,093	—	$62,093

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of December 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Real Estate Investments	$517,749,410	—	—	$4,086,053	$148,610,623
Investments in Non- Consolidated Joint Ventures	159,092,286	—	—	2,334,032	32,191,456
Investments in Real Estate Loans	199,627,127	—	—	(882)	877,501
Senior Lending	113,971,858	—	—	—	2,324,948
Preferred Equity	19,018,213	—	—	—	301,356
Total	$1,009,458,894	—	—	$6,419,203	$184,305,884
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Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Net change in unrealized appreciation (depreciation) for investments still held at March 31, 2026[1]
Real Estate Investments	—	—	—	$670,446,086	$4,086,053
Investments in Non- Consolidated Joint Ventures	$(3,905,943) *	—	—	189,711,831	2,334,032
Investments in Real Estate Loans	—	—	—	200,503,746	(882)
Senior Lending	—	—	—	116,296,806	—
Preferred Equity	—	—	—	19,319,569	—
Total	$(3,905,943)	—	—	$1,196,278,038	$6,419,203

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 3/31/26 (000’s)*	Valuation Technique(s)	Unobservable Input(s)	Value/Range	Impact to Valuation from an Increase in Input**
Real Estate Investments:
Healthcare	$17,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 5.75%	Decrease Decrease
Industrial	$337,500	Discounted cash flow	Discount rate Exit capitalization rate	6.50% to 8.00% 5.50% to 7.00%	Decrease Decrease
Mixed-Use	$34,500	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 6.50%	Decrease Decrease
Necessity Retail	$27,500	Discounted cash flow	Discount rate Exit capitalization rate	8.25% 7.00%	Decrease Decrease
Office	$39,900	Discounted cash flow	Discount rate Exit capitalization rate	7.75% 6.75%	Decrease Decrease
Residential	$71,300	Discounted cash flow	Discount rate Exit capitalization rate	7.00% 5.50%	Decrease Decrease
Investments in Non-Consolidated Joint Ventures:
Healthcare	$15,970	Discounted cash flow	Discount rate Exit capitalization rate	8.25% 7.00%	Decrease Decrease
Industrial	$19,864	Discounted cash flow	Discount rate Exit capitalization rate	6.75% 4.75%	Decrease Decrease
Residential	$122,771	Discounted cash flow	Discount rate Exit capitalization rate	7.00% to 7.75% 5.50% to 6.00%	Decrease Decrease
Investments in Real Estate Loans:
Industrial	$50,000	Yield Method	Loan to value ratio	65.40%	Decrease
Mixed-Use	$17,994	Yield Method	Credit spread Loan to value ratio	7.96% 90.28%	Decrease Decrease
Office	$14,000	Yield Method	Loan to value ratio	90.51%	Decrease
Residential	$118,510	Yield Method	Credit spread Loan to value ratio	5.50% to 6.00% 65.68% to 88.39%	Decrease Decrease
Senior Lending:
Industrial	$116,297	Yield Method	Loan to value ratio	44.88% to 80.60%	Decrease
Preferred Equity:
Residential	$19,320	Yield Method	Credit spread Loan to value ratio	7.00% 77.83% to 85.79%	Decrease Decrease

* Real estate investments of $141,846,086 and investments in underlying real estate held by non-consolidated joint ventures of $31,106,856 are fair valued at cost as of March 31, 2026, in accordance with procedures approved by the
Board and are not included in the table above.

Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
** This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2026. The following transactions were effected in such companies for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased	Sold
		Cost	Proceeds
Fusion Life Science HQ, Carlsbad, CA	$15,736,312	$170,000	—
456 Sullivan Avenue, South Windsor, CT	24,064,251	—	$3,830,943 *
7th Street Station, Corvallis, OR	17,276,069	—	75,000
Gates at Marina, Marina, CA	27,148,928	245,000	—
Highland Station, Louisville, KY	18,479,327	360,000	—
Martinique Bay, Henderson, NV	24,021,704	309,600	—
Mosaic at Largo Station, Largo, MD	32,365,695	—	—
San Martin, Las Vegas, NV	—	31,106,856	—
Total	$159,092,286	$32,191,456	$3,905,943

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Fusion Life Science HQ, Carlsbad, CA	—	$610,725	$63,430	$15,969,742
456 Sullivan Avenue, South Windsor, CT	—	747,050	(369,359)	19,863,949
7th Street Station, Corvallis, OR	—	315,875	2,838,159	20,039,228
Gates at Marina, Marina, CA	—	421,114	(107,957)	27,285,971
Highland Station, Louisville, KY	—	—	1,625,361	20,464,688
Martinique Bay, Henderson, NV	—	277,600	(871,413)	23,459,891
Mosaic at Largo Station, Largo, MD	—	168,813	(844,189)	31,521,506
San Martin, Las Vegas, NV	—	—	—	31,106,856
Total	—	$2,541,177	$2,334,032	$189,711,831

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
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Clarion Partners Real Estate Income Fund Inc. 2026 Quarterly Report